Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	$ 2,562	$ 1,801	$ 987
Additions to deferred contract acquisition costs	1,463	1,378	1,188
Amortization of deferred contract acquisition costs	(868)	(617)	(374)
Ending balance	3,157	2,562	1,801
Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	970	737	487
Deferred contract acquisition costs, noncurrent	2,187	1,825	1,314
Total deferred contract acquisition costs	3,157	2,562	$ 1,801
Cost to fulfill a contract [Member]
Deferred Policy Acquisition Cost [Line Items]
Beginning balance	0
Additions to deferred contract acquisition costs	659
Amortization of deferred contract acquisition costs	(46)
Ending balance	613	0
Deferred contract acquisition costs (to be recognized in next 12 months included in other current assets)	133
Deferred contract acquisition costs, noncurrent	481
Total deferred contract acquisition costs	$ 613	$ 0